Property and Equipment, Net	12 Months Ended
Apr. 30, 2025
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 6 – Property and equipment, net

Property and equipment, net consist of the following:

	April 30, 2024	April 30, 2025
	JPY	JPY	USD
At cost:
Office equipment	3,559,257	3,994,348	28,005
Total	3,559,257	3,994,348	28,005
Accumulated depreciation	(2,239,373)	(3,066,490)	(21,500)
Property and equipment, net	1,319,884	927,858	6,505

Depreciation expense for the years ended April 30, 2023, 2024 and 2025 amounted to JPY778,611, JPY1,083,322 and JPY827,117 (USD5,799), respectively.